Investment in associates - Summary of Changes in Non-controlling Interests in Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investments accounted for using equity method [line items]
Beginning balance	R$ 28,494,598	R$ 30,025,873
Interest in earnings of investees	(472,276)	1,262,029	R$ 3,790,353
Capital increase (reduction)	107,816	(634,660)
Disposal of assets held for sale		(372,030)
Other comprehensive income	9,516	(755)
Declared dividends	(2,831,692)	(2,382,267)
Business combination		574,598
Transaction with shareholders	376,393
Other	21,049	21,810
Ending balance	25,705,404	28,494,598	30,025,873
Comgas [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	26,637	32,145
Interest in earnings of investees	12,602	14,726
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income	(387)
Declared dividends	(10,266)	(20,680)
Business combination
Transaction with shareholders
Other		446
Ending balance	28,586	26,637	32,145
Commit Gás S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	1,357,447	1,562,500
Interest in earnings of investees	159,444	138,356
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income	182
Declared dividends	(117,068)	(456,045)
Business combination		112,401
Transaction with shareholders
Other		235
Ending balance	1,400,005	1,357,447	1,562,500
Norgas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		372,030
Interest in earnings of investees
Capital increase (reduction)
Disposal of assets held for sale		(372,030)
Other comprehensive income
Declared dividends
Business combination
Other
Ending balance			372,030
Companhia Paranaense de Gás - Compagás [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	460,508
Interest in earnings of investees	8,707	1,569
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income	372
Declared dividends	(21,359)	(3,446)
Business combination		462,197
Transaction with shareholders
Other		188
Ending balance	448,228	460,508
Biometano Verde Paulinia S.A [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	238,239	237,981
Interest in earnings of investees	(4,803)	1,228
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income
Declared dividends		(970)
Business combination
Transaction with shareholders
Other
Ending balance	233,436	238,239	237,981
Compass Gas E Energia S A [Member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	557,943	790,672
Interest in earnings of investees	154,050	235,988
Capital increase (reduction)		(179,999)
Disposal of assets held for sale
Other comprehensive income	4,208	(19,254)
Declared dividends	(77,052)	(269,808)
Business combination
Transaction with shareholders
Other		344
Ending balance	639,149	557,943	790,672
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	10,457,452	11,104,589
Interest in earnings of investees	608,363	(657,631)
Capital increase (reduction)	(5,692)
Other comprehensive income	(46,468)	904
Declared dividends	(1,191,051)	(6,676)
Business combination
Transaction with shareholders	12,921
Other	16,904	16,266
Ending balance	9,852,429	10,457,452	11,104,589
Moove Lubricants Holdings [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	566,991	695,848
Interest in earnings of investees	167,574	118,209
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income	(10,364)	26,028
Declared dividends		(270,000)
Business combination
Transaction with shareholders
Other	(2,621)	(3,094)
Ending balance	721,580	566,991	695,848
Cosan Limited Partners Brasil [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	5	7
Interest in earnings of investees	(46)	(2)
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income
Declared dividends
Business combination
Transaction with shareholders
Other	46
Ending balance	5	5	7
Cosan Nove Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	2,164,445	2,567,019
Interest in earnings of investees	(3,266,444)	(365,149)
Capital increase (reduction)	89,084	34,202
Other comprehensive income	54,812	25,796
Declared dividends	(331,000)	(105,000)
Business combination
Transaction with shareholders	1,286,270
Other	3,779	7,577
Ending balance	946	2,164,445	2,567,019
Cosan Dez Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	980,133	1,512,041
Interest in earnings of investees	523,508	501,890
Capital increase (reduction)	35,639	(396,395)
Disposal of assets held for sale
Other comprehensive income	7,161	(34,229)
Declared dividends	(623,592)	(603,022)
Business combination
Transaction with shareholders	(922,798)
Other	(51)	(152)
Ending balance		980,133	1,512,041
Janus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	5,051,050	4,743,201
Interest in earnings of investees	590,091	513,119
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(232,534)	(205,270)
Business combination
Transaction with shareholders
Other	(178,814)
Ending balance	5,229,793	5,051,050	4,743,201
Tellus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	3,124,858	3,156,328
Interest in earnings of investees	269,831	359,813
Capital increase (reduction)		(74,741)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(83,738)	(316,542)
Business combination
Transaction with shareholders
Other	(6,370)
Ending balance	3,304,581	3,124,858	3,156,328
Gamiovapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	591,606	472,244
Interest in earnings of investees	27,282	128,911
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(12,015)	(9,549)
Business combination
Transaction with shareholders
Other	(7,432)
Ending balance	599,441	591,606	472,244
Duguetiapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	(2,338)	66,715
Interest in earnings of investees	207	7,911
Capital increase (reduction)	(2,228)	(17,143)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(167)	(59,821)
Business combination
Transaction with shareholders
Other	5,327
Ending balance	801	(2,338)	66,715
Radar II Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	1,176,870	1,089,154
Interest in earnings of investees	89,026	113,818
Capital increase (reduction)	(1,536)	(584)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(36,977)	(25,518)
Business combination
Transaction with shareholders
Other	64,376
Ending balance	1,291,759	1,176,870	1,089,154
Radar Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	255,348	204,444
Interest in earnings of investees	319	67,872
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(20,387)	(16,968)
Business combination
Transaction with shareholders
Other	10,902
Ending balance	246,182	255,348	204,444
Nova Agrícola Ponte Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	430,599	417,013
Interest in earnings of investees	80,132	21,574
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(20,033)	(7,988)
Business combination
Transaction with shareholders
Other	24,808
Ending balance	515,506	430,599	417,013
Nova Amaralina Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	38,998	29,893
Interest in earnings of investees	44,611	12,140
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(11,019)	(3,035)
Business combination
Transaction with shareholders
Other	190,291
Ending balance	262,881	38,998	29,893
Nova Santa Bárbara Agrícola S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	205,827	197,833
Interest in earnings of investees	1,738	8,239
Capital increase (reduction)	(7,451)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(17,110)	(245)
Business combination
Transaction with shareholders
Other	(169,885)
Ending balance	13,119	205,827	197,833
Terras da Ponte Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	90,250	84,251
Interest in earnings of investees	6,976	(4,238)
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(5,599)	10,237
Business combination
Transaction with shareholders
Other	7,871
Ending balance	99,498	90,250	84,251
Paineira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	220,407	199,303
Interest in earnings of investees	18,995	24,339
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(7,150)	(3,235)
Business combination
Transaction with shareholders
Other	11,432
Ending balance	243,684	220,407	199,303
Manacá Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	216,478	199,584
Interest in earnings of investees	19,225	23,397
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(6,528)	(6,503)
Business combination
Transaction with shareholders
Other	10,060
Ending balance	239,235	216,478	199,584
Castanheira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	284,845	291,078
Interest in earnings of investees	16,336	(4,050)
Capital increase (reduction)
Disposal of assets held for sale
Other comprehensive income
Declared dividends	(7,047)	(2,183)
Business combination
Transaction with shareholders
Other	40,426
Ending balance	R$ 334,560	R$ 284,845	R$ 291,078